Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of significant accounting policies
Schedule of exchange rates per £1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2023	2022	2021	2023	2022	2021
Euro	1.1652	1.1630	1.1651	1.1524	1.1787	1.1382
US Dollar	1.2716	1.2151	1.3820	1.2081	1.3288	1.3461